Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Entity Information [Line Items]
Schedule Of Federal And State Income Taxed Charged To Income
Federal and state income taxes charged to income are as follows:

	2020	2019	2018
	(In Thousands)
Components of income tax expense:
Current income taxes:
Federal	$19,489	$17,229	$20,341
State	6,249	3,022	8,843
Total current income taxes	25,738	20,251	29,184
Deferred income taxes:
Federal	323	7,547	(15,150)
State	2,531	7,745	326
Total deferred income taxes	2,854	15,292	(14,824)
Net amortization of investment credit	—	(15)	(911)
Total income tax expense	$28,592	$35,528	$13,449

Schedule Of Effective Income Tax Rate	The reasons for the difference, stated as a percentage of pretax income, are as follows:

	2020	2019	2018
Federal statutory tax rate	21.0%	21.0%	21.0%
State income tax, net of federal tax benefit	4.2%	4.4%	5.6%
Research and development credit	—%	—%	(1.9)%
Depreciation flow through and amortization	(6.8)%	(5.7)%	(15.6)%
Additional funds used during construction - equity	1.0%	0.2%	0.3%
Other – net	1.2%	1.3%	(0.3)%
Effective tax rate	20.6%	21.2%	9.1%

Schedule Of Deferred Tax Assets And Liabilities
The significant items comprising IPALCO’s net accumulated deferred tax liability recognized on the audited Consolidated Balance Sheets as of December 31, 2020 and 2019, are as follows:

	2020	2019
	(In Thousands)
Deferred tax liabilities:
Relating to utility property, net	$408,291	$411,182
Regulatory assets recoverable through future rates	82,783	69,156
Other	5,485	6,192
Total deferred tax liabilities	496,559	486,530
Deferred tax assets:
Investment tax credit	6	7
Regulatory liabilities including ARO	197,657	191,676
Employee benefit plans	3,866	8,545
Other	19,316	13,441
Total deferred tax assets	220,845	213,669
Deferred income tax liability – net	$275,714	$272,861

Reconciliation Of Unrecognized Tax Benefits
The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
	(In Thousands)
Unrecognized tax benefits at January 1	$7,056	$7,056	$7,049
Gross increases – current period tax positions	312	—	—
Gross decreases – prior period tax positions	—	—	7
Unrecognized tax benefits at December 31	$7,368	$7,056	$7,056

Indianapolis Power And Light Company
Entity Information [Line Items]
Schedule Of Federal And State Income Taxed Charged To Income
Federal and state income taxes charged to income are as follows:

	2020	2019	2018
	(In Thousands)
Components of income tax expense:
Current income taxes:
Federal	$28,395	$23,941	$26,021
State	8,661	4,370	11,215
Total current income taxes	37,056	28,311	37,236
Deferred income taxes:
Federal	503	7,578	(15,080)
State	2,576	7,556	345
Total deferred income taxes	3,079	15,134	(14,735)
Net amortization of investment credit	—	(15)	(911)
Total income tax expense	$40,135	$43,430	$21,590

Schedule Of Effective Income Tax Rate	The reasons for the difference, stated as a percentage of pretax income, are as follows:

	2020	2019	2018
Federal statutory tax rate	21.0%	21.0%	21.0%
State income tax, net of federal tax benefit	4.2%	4.4%	5.6%
Amortization of investment tax credits	—%	—%	(0.5)%
Research and development credit	—%	—%	(1.6)%
Depreciation flow through and amortization	(5.1)%	(4.7)%	(12.6)%
Additional funds used during construction - equity	0.7%	0.2%	0.3%
Other – net	1.0%	0.8%	(0.1)%
Effective tax rate	21.8%	21.7%	12.1%

Schedule Of Deferred Tax Assets And Liabilities
The significant items comprising IPL’s net accumulated deferred tax liability recognized on the audited Consolidated Balance Sheets as of December 31, 2020 and 2019, are as follows:

	2020	2019
	(In Thousands)
Deferred tax liabilities:
Relating to utility property, net	$408,291	$411,182
Regulatory assets recoverable through future rates	82,783	69,156
Other	5,323	5,742
Total deferred tax liabilities	496,397	486,080
Deferred tax assets:
Investment tax credit	6	7
Regulatory liabilities including ARO	197,657	191,676
Employee benefit plans	3,866	8,556
Other	5,069	6,682
Total deferred tax assets	206,598	206,921
Deferred income tax liability – net	$289,799	$279,159

Reconciliation Of Unrecognized Tax Benefits
The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
	(In Thousands)
Unrecognized tax benefits at January 1	$7,056	$7,056	$7,049
Gross increases – current period tax positions	312	—	—
Gross decreases – prior period tax positions	—	—	7
Unrecognized tax benefits at December 31	$7,368	$7,056	$7,056